Note 7 - Mortgage Servicing Rights, Net (Details) - Risk Characteristics of Loans Being Serviced (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Original Term Thirty Year Fixed Rate [Member]
Note 7 - Mortgage Servicing Rights, Net (Details) - Risk Characteristics of Loans Being Serviced [Line Items]
Loan Principal Balance (in Dollars)	$ 203,957
Weighted Average Interest Rate	4.36%
Weighted Average Remaining Term	302 months
Number of Loans	1,746
Original Term Fifteen Year Fixed Rate [Member]
Note 7 - Mortgage Servicing Rights, Net (Details) - Risk Characteristics of Loans Being Serviced [Line Items]
Loan Principal Balance (in Dollars)	120,461
Weighted Average Interest Rate	3.42%
Weighted Average Remaining Term	145 months
Number of Loans	1,347
Adjustable Rate [Member]
Note 7 - Mortgage Servicing Rights, Net (Details) - Risk Characteristics of Loans Being Serviced [Line Items]
Loan Principal Balance (in Dollars)	$ 202
Weighted Average Interest Rate	3.86%
Weighted Average Remaining Term	321 months
Number of Loans	5